Schedule H - Schedule of Assets (Tables)	12 Months Ended
Dec. 31, 2025
EBP 029 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Trinity Industries, Inc. 401(k) Plan as Restated Effective August 1, 2020
EIN #75-0225040 Plan #029
Schedule H, Line 4i - Schedule of Assets
(Held at End of Year)
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
				(in millions)
	Common/Collective Trust Funds:
	Putnam Investments Stable Value	Common/Collective Trust Fund - 27,863,462 shares	**	$27.9
	Fidelity Growth Company Commingled Pool Class A	Common/Collective Trust Fund - 1,065,303 shares	**	94.5
	Northern Trust S&P 500 Index	Common/Collective Trust Fund - 90,496 shares	**	62.6
	Northern Trust Aggregate Bond Index	Common/Collective Trust Fund - 142,365 shares	**	19.1
	Northern Trust Extended Equity Market Index	Common/Collective Trust Fund - 21,128 shares	**	8.7
	Northern Trust ACWI ex US IMI	Common/Collective Trust Fund - 75,155 shares	**	18.8
	MFS Mid Cap Growth Fund Class CT	Common/Collective Trust Fund - 5,010 shares	**	0.1
	Vanguard Target Retirement 2020 Trust II	Common/Collective Trust Fund - 161,617 shares	**	8.5
	Vanguard Target Retirement 2025 Trust II	Common/Collective Trust Fund - 64,975 shares	**	3.7
	Vanguard Target Retirement 2030 Trust II	Common/Collective Trust Fund - 639,290 shares	**	38.0
	Vanguard Target Retirement 2035 Trust II	Common/Collective Trust Fund - 133,367 shares	**	8.4
	Vanguard Target Retirement 2040 Trust II	Common/Collective Trust Fund - 542,781 shares	**	37.3
	Vanguard Target Retirement 2045 Trust II	Common/Collective Trust Fund - 100,845 shares	**	7.3
	Vanguard Target Retirement 2050 Trust II	Common/Collective Trust Fund - 402,102 shares	**	30.1
	Vanguard Target Retirement 2055 Trust II	Common/Collective Trust Fund - 67,960 shares	**	6.8
	Vanguard Target Retirement 2060 Trust II	Common/Collective Trust Fund - 79,445 shares	**	6.3
	Vanguard Target Retirement 2065 Trust II	Common/Collective Trust Fund - 89,783 shares	**	4.4
	Vanguard Target Retirement Income Trust II	Common/Collective Trust Fund - 79,761 shares	**	4.0
	Total Common/Collective Trust Funds			$386.5

	Registered Investment Companies:
	JPMorgan Mid Cap Value R6	Registered Investment Fund - 164,242 shares	**	$5.2
	Harbor Small Cap Growth Instl	Registered Investment Fund - 283,802 shares	**	4.4
	Principal SmallCap Value II R6	Registered Investment Fund - 276,301 shares	**	3.2
	American Funds Europacific Growth R6	Registered Investment Fund - 117,377 shares	**	7.1
	JHancock Disciplined Value R6	Registered Investment Fund - 299,264 shares	**	7.4
	PGIM Total Return Bond R6	Registered Investment Fund - 849,012 shares	**	10.3
	Total Registered Investment Companies			$37.6

	Common Stock:
*	Trinity Industries, Inc.	Common Stock - 308,935 shares	**	$8.2
	Total Common Stock			$8.2

	Total Investments at Fair Value			$432.3

*	Notes Receivable from Participants	Participant loans - various maturities, interest rates from 3.25% to 9.50%		$7.4
*Party-in-interest
**Cost information is not required for participant-directed investments and, therefore, is not included.